Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	$ 263,523	$ 245,966
Convertible Debt | 5.00% / 7.00% Second Lien Notes due August 31, 2022(a)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debt	136,085	174,063
Long-term debt	193,660	180,894
Line of Credit | Revolving B Credit Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debt	25,082	22,124
Long-term debt	$ 25,788	$ 22,875